Contract Assets, Net	6 Months Ended
Mar. 31, 2025
Contract Assets, Net [Abstract]
CONTRACT ASSETS, NET

NOTE 4. CONTRACT ASSETS, NET

Contract assets, net consisted of the following:

	As of September 30,	As of March 31,
	2024	2025
	HK$	HK$
Contract assets	7,193,947	18,678,502
Less: allowance for credit loss	(750,000)	(640,000)
	6,443,947	18,038,502

The Group recorded provision for allowance for credit loss of contract assets of HK$283,000 for the six months ended March 31, 2024. The Group recorded reversal of provision for allowance for credit loss of contract assets of HK$110,000 for the six months ended March 31, 2025.

Movement of provision for allowance for credit loss of contract assets is as follows:

	For the Six Months Ended March 31,
	2024	2025
	HK$	HK$
Balance at beginning of the period	307,040	750,000
Retrospective adjustment upon adoption of ASC 326	382,960	—
Provision (Reversal) for the period	283,000	(110,000)
Balance at end of the period	973,000	640,000